Material accounting policies	12 Months Ended
Dec. 31, 2025
Material accounting policies
Material accounting policies

Material accounting policies

Basis of preparation

The Consolidated Financial Statements have been prepared in accordance with UK-adopted International Accounting Standards (IAS) and with the requirements of the Companies Act 2006 as applicable to companies reporting under those standards. The Consolidated Financial Statements also comply fully with International Financial Reporting Standards (IFRSs) as issued by the International Accounting Standards Board (IASB). The Consolidated Financial Statements have been prepared under the historical cost convention, as modified by the revaluation of certain financial assets and liabilities (including derivative instruments). Certain financial and equity instruments have been measured at fair value.

Climate change

The Group has engaged in a detailed review of expected climate change impacts on the business and its assets and liabilities, to establish any adjustments required and what disclosure is necessary in the Consolidated Financial Statements for 2025 under a 1.5–2.0°C pathway.

This process has been completed to ensure material accuracy of the financial reporting, and that disclosure of relevant information complies with the requirements of IAS 1.

The process has involved a detailed review of material revenue segments, all balance sheet line items, and each element of the Group target to reach net zero by 2040, to identify if any of these items are expected to be materially impacted in a negative or positive way by weather, legislative, or societal changes. The conclusions of this process were reviewed and agreed by the Audit Committee and Board on 12 December 2025.

Overall, the conclusion of the review was that, while there will undoubtedly be impacts on the Group, the highly disaggregated nature of the operations significantly reduces the risk profile of the Group to impacts from weather-related changes. The changes necessary to achieve net zero will not have a materially adverse impact on the cash flows of the Group and indeed, warmer climates may present some opportunities. Societal and legislative impacts are not felt to have a material impact on any one segment such that we need to break out reporting in a different way from previous years. Judgements are not felt to be significant, although clearly, understanding of climate change is developing with time. The area with the most judgement is goodwill impairment testing and a description is given in Note B2 of the processes undertaken to give comfort on the valuations. Management review has concluded that this is the only area that has judgement and potential for material impact, although we conclude that none are necessary and that no further disclosures are needed beyond this note.

Going concern

The Directors have prepared Board-approved cash flow forecasts for a period of 18 months to 30 June 2027 to demonstrate that the Group has sufficient liquidity to meet its obligations as they fall due for the period of at least 12 months from the date of approval of these Consolidated Financial Statements, with a longer assessment period to 30 June 2027 being considered as appropriate.

Additionally, the Directors have assessed severe but plausible downside scenarios. The downside scenarios include: (i) a revenue decline of 20% against base budget for six months; and (ii) a 20% revenue decline for 12 months. Both of these scenarios are considerably worse than the actual impact of the COVID-19 pandemic in 2020. These assessments were prepared on the conservative assumption that the Group has no access to the debt capital markets. As part of their analysis, the Board considered mitigating actions at their discretion to improve the position identified by the analysis if the debt capital markets are not accessible, such as cost savings, and adjusting the level of M&A activity and/or dividends paid. In addition to the above, the Directors also considered that the Group has the ability to extend existing or raise new financing, although this was not included in the modelling undertaken for going concern assessment.

The Going Concern analysis demonstrates that under the base case, the Group has c.$0.8bn of headroom at 30 June 2027 and c.$0.5bn under the severe but plausible downside scenario. This is before potential mitigations available, estimated to be c.$1.2bn.

Based on the above, the Directors have concluded that the Group is well placed to manage its financing and other business risks and have a reasonable expectation that the Group will have adequate resources to continue in operation for at least 12 months from the signing date of these Consolidated Financial Statements. They therefore consider it appropriate to adopt the going concern basis in preparing these Consolidated Financial Statements.

Consolidation

(a)Subsidiaries

Subsidiaries are entities controlled by the Group. The Group controls an entity when it: (i) has power over the entity; (ii) is exposed or has rights to variable returns from its involvement with the entity; and (iii) has the ability to affect those returns through its power over the entity. The Group reassesses whether or not it controls a subsidiary if facts and circumstances indicate that there are changes to one or more of these three elements of control.

The financial statements of subsidiaries are included in the Consolidated Financial Statements from the date that control commences until the date that control ceases. Inter-company transactions, balances, and gains and losses on transactions between Group companies are eliminated on consolidation. When less than 100% of the issued share capital of a subsidiary is acquired, and the acquisition includes an option to purchase the remaining share capital of the subsidiary, the anticipated acquisition method is applied where judged appropriate to do so. The judgement is based on the risks and rewards associated with the option to purchase, meaning that no non-controlling interest is recognised. A liability is carried on the balance sheet equal to the fair value of the option to purchase. This is revised to the fair value at each reporting date, with differences being recorded in equity.

Where the Group ceases to have control of a subsidiary, the assets and liabilities are derecognised along with any related non-controlling interest and other components of equity. Any resulting gain or loss is recognised in the income statement. Any interest retained in the former subsidiary is measured at fair value when control ceases. Changes in the Group’s interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.

The results and cash flows of significant assets or businesses sold during the year are presented as discontinued operations in the Consolidated Statement of Profit or Loss and the Consolidated Cash Flow Statement. Assets and businesses are classified as held for sale when their carrying amounts are expected to be recovered through sale rather than through continuing use. They only meet the held for sale condition when the assets are ready for immediate sale in their present condition, management is committed to the sale, and it is highly probable that the sale will complete within one year. Depreciation ceases on assets and businesses when they are classified as held for sale and the assets and businesses are impaired if the proceeds less sale costs fall short of the carrying value.

Losses applicable to the non-controlling interests in a subsidiary are allocated to the non-controlling interests, which may cause the non-controlling interests to have a deficit balance. Consideration in excess of net identifiable assets acquired in respect of non-controlling interests in existing subsidiary undertakings is taken directly to equity.

(b)Associates

Associates are those entities in which the Group has significant influence over the financial and operating policies, but not control. Significant influence is usually presumed to exist when the Group holds between 20% and 50% of the voting power of another entity.

Associates are accounted for using the equity method and are initially recognised at cost. The Group’s investment includes goodwill identified on acquisition, net of any accumulated impairment losses. The Consolidated Financial Statements include the Group’s share of the total comprehensive income and equity movements of equity accounted investees, from the date that significant influence commences until the date that significant influence ceases. When the Group’s share of losses exceeds its interest in an equity accounted investee, the carrying amount is reduced to nil and recognition of further losses is discontinued, except to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of an investee.

Gains and losses on transactions between the Group and its associates are eliminated to the extent of the Group’s interest in the associates.

Foreign currency translation

(a)Functional and presentation currency

Items included in the Financial Statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The Consolidated Financial Statements are presented in US dollars, which differs from the functional currency of Rentokil Initial plc which remains in sterling.

On 25 July 2024, the Group announced that with effect from 1 January 2025 it would be changing its presentation currency from sterling to US dollar. Within the Group’s current portfolio of businesses, sterling denominated earnings, while sizeable, are a relatively small proportion of overall earnings. To reduce the potential for foreign exchange volatility in our future reported earnings, the Board determined that, with effect from 1 January 2025, the Group will present its results in US dollar.

Accordingly, to satisfy the requirements of IAS 21 The Effects of Changes in Foreign Exchange Rates, the reported results for the years ended 31 December 2024 and 31 December 2023 have been translated from sterling to US dollar using the following procedures:

(i)	assets and liabilities denominated in non-US dollar currencies were translated into US dollar at the relevant closing rates of exchange;
(ii)	the trading results of subsidiaries whose functional currency was other than US dollar were translated into US dollar at the average rates of exchange for the relevant period, with material items translated at the rate on the dates of transaction;
(iii)	share capital, share premium, capital reduction reserve, and merger relief reserve were translated at the historic rates prevailing on the date of each transaction; and
(iv)	the cumulative translation reserve balance was set to nil on 1 January 2004, the date of transition to IFRS, and has been represented on the basis that the Group has reported in US dollar since that date.

A change in presentation currency represents a change in accounting policy under IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors which is accounted for retrospectively. The £/$ rates used for this exercise are: average 2024 1.2773, 2023 1.2441; and closing 2024 1.2519, 2023 1.2737.

(b)Group companies

The results and financial position of all the Group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

(i)assets and liabilities for each balance sheet presented are translated at the closing rate at the date of the balance sheet;
(ii)income and expenses for each income statement are translated at average exchange rates; and
(iii)all resulting exchange differences are recognised as a separate component of equity.

On consolidation, exchange differences arising from the translation of the net investment in foreign entities, and of borrowings and other currency instruments designated as hedges of such investments or deemed to be quasi-equity, are taken to other comprehensive income. When a foreign operation is sold, such exchange differences are recognised in the income statement as part of the gain or loss on sale.

(c)Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions, or from the translation of monetary assets and liabilities denominated in foreign currencies at reporting period end exchange rates, are recognised under the appropriate heading in the income statement; except when deferred in equity as qualifying net investment hedges or where certain intra-group loans are determined to be quasi-equity (normally not expected to be repaid).

(d)Financial reporting in hyperinflationary economies

The Group has operations in Argentina, Ghana, Lebanon, and Turkey, which remained hyperinflationary in 2025.

The IAS 29 rules are applied as follows:

(i)	adjustment of the income statement at the end of the reporting period using the change in general price index;
(ii)	adjustment of historical cost non-monetary assets and liabilities for the change in purchasing power caused by inflation from the date of initial recognition to the balance sheet date; and
(iii)	adjustment of the income statement to reflect the impact of inflation and exchange rate movement on holding monetary assets and liabilities in the local currency.

Consumer Price Indices have been used for the relevant hyperinflationary adjustments. The indices used for these adjustments are as follows:

Country	Index at 1 January 2025	Index at 31 December 2025
Argentina	7,693.70	10,121.37
Ghana	248.30	261.70
Lebanon	7,061.07	7,924.35
Turkey	2,684.55	3,513.87

Financial instruments

Financial assets and financial liabilities are recognised when the Group becomes a party to the contractual provisions of the relevant instrument, and derecognised when it ceases to be a party to such provisions.

Financial assets

The Group classifies its financial assets depending on the purpose for which the financial assets were acquired. At initial recognition, the Group carries out a solely payments of principal and interest (SPPI) test and a business model test to establish the classification and measurement of its financial assets. Financial assets are classified in the following categories:

(a)Amortised cost

Financial assets under this classification are non-derivative financial assets held to collect the contractual cash flows until maturity and the cash flows are SPPI. Assets measured at amortised cost include trade and other receivables, cash and cash equivalents (excluding money market funds which are classified as fair value through profit and loss), and other investments.

(b)Fair value through other comprehensive income

These are non-derivative financial assets which can be for sale with cash flows that are SPPI. These assets are measured at fair value and changes to market values are recognised in other comprehensive income. The Group has no assets classified under this category.

(c)Fair value through profit or loss

Financial assets under this classification are assets that cannot be classified in any of the other categories. These assets are measured at fair value and changes to market values are recognised in profit and loss.

Financial liabilities

All financial liabilities are stated at amortised cost using the effective interest rate method except for derivatives, which are classified as held for trading (except where they qualify for hedge accounting) and are held at fair value.

Financial liabilities held at amortised cost include trade payables, deferred consideration, and borrowings.

Sources of estimation uncertainty and significant accounting judgements

The use of estimates, assumptions, and judgements in the application of the Group’s accounting policies is explained below, with major sources of estimation uncertainty and significant judgements separately identified.

Assumptions and estimation uncertainties

The Group makes estimates and assumptions concerning the future. Estimates and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Actual results may differ from these estimates and revisions to estimates are recognised prospectively. Sensitivities to the estimates and assumptions are provided, where relevant, in the Notes to the Consolidated Financial Statements.

The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are listed below (please refer to the relevant notes for further detail):

(a)	Termite damage claim provisions

With the acquisition of Terminix in 2022, the Group assumed a liability for termite damage claims, based on termite customers existing at the acquisition date, for which a provision has been estimated. The liability arises when a termite infestation occurs, resulting in damage to a property which is under a termite contract, that requires subsequent remediation by the Group. The assumptions used to estimate the historical termite damage claim provisions are based on an assessment of the volume and value of future claims (based on historical information), customer churn rate, discount rates and inflation Starting from the acquisition date, an additional provision is recognised for all new termite customers upon commencement of their contract, based on the estimated average claim cost per customer over the lifetime of the contract. The trend of volume and value of claims will be monitored and reviewed over time and as such the value of the provisions is also likely to change. Sensitivity analysis is provided in Note A6.

Significant accounting judgements

Judgements made in applying accounting policies that have the most significant effects on the amounts recognised in the Consolidated Financial Statements are discussed below:

(a)	Useful economic life of brands

The Terminix US brand, acquired in 2022, has been assessed as having an indefinite useful life. Prior to this acquisition, all brands were considered by management to have finite useful lives. Indefinite-lived assets do not get amortised and, therefore, if management had judged that the Terminix brand had a finite life then there would be a significant amortisation expense recognised annually in the income statement. At acquisition, the Terminix brand was valued at $1,435m, which based on a typical 15-year life would result in an annual amortisation charge of $96m.

Other accounting estimates

The Consolidated Financial Statements include other areas of accounting estimates that do not meet the definition of significant accounting estimates or accounting judgements under IAS 1. The recognition and measurement of certain material assets and liabilities are based on assumptions and/or are subject to longer-term uncertainties, as follows:

(a)	Impairment of goodwill and other assets

The annual review for potential impairment of goodwill and other indefinite-lived intangible assets is primarily based on a value-in-use model. This model uses discounted cash flows to assess whether the goodwill carrying value can be supported or whether impairment is required. The model uses the following assumptions about the future:

●	revenue growth rate;
●	operating profit margin;
●	discount rate; and
●	long-term growth rate (inflation).

Management anticipates that the likelihood of a reasonably possible change in assumptions resulting in a material misstatement is remote. Note B2 explains the impairment review process undertaken in the year.

(b)	Self-insurance provisions

The Group self-insurance provision increased significantly through the acquisition of Terminix in 2022. Self-insurance provisions are valued annually with the support of external actuaries. Although the carrying value of the provision is significant, it is not expected that there would be any change to assumptions that would cause a significant adjustment to the carrying value in the next financial year and any impact would be expected to crystallise over the long term. Self-insurance provisions are disclosed in Note A6.

(c)	Provisions for uncertain tax positions

The Group holds significant provisions for uncertain tax positions on the basis of amounts expected to be paid to the tax authorities. The Group’s current tax liabilities reflect management’s best estimate of the future amounts of corporation tax that will be settled. However, the actual outcome could be significantly different to the estimate made, as the ultimate tax liability cannot be known until a resolution has been reached with the relevant tax authority, or the issue becomes time-barred. Note A13 discusses in detail why the provisions are taken and explains the estimation uncertainty.

Standards, amendments, and interpretations to published standards that are mandatorily effective for the current year

Except as described below, the accounting policies applied in these Consolidated Financial Statements are the same as those applied in the Group’s Consolidated Financial Statements for the year ended 31 December 2024.

The Group has adopted the following new standards and amendments to standards, including any consequential amendments to other standards, with effect from 1 January 2025:

●	amendments to IAS 21 – Lack of exchangeability

The application of this amendment had no material impact on the disclosures of the amounts recognised in the Group’s Consolidated Financial Statements.

New standards and interpretations not yet adopted

Certain new accounting standards and interpretations have been published that are not mandatory for 31 December 2025 reporting periods, and have not been adopted early by the Group:

●	IFRS 18 – Presentation and disclosure in financial statements
●	IFRS 7 & IFRS 9 – Classification and Measurement of Financial Instruments and Power Purchase Agreements (PPAs)

IFRS 18 is effective for annual periods beginning on or after 1 January 2027 and will replace IAS 1 – Presentation of financial statements. It will introduce new requirements that are intended to help to achieve comparability of the financial performance of similar entities, and provide more relevant information and transparency to users. Even though IFRS 18 will not impact the recognition or measurement of items in the financial statements, its impacts on presentation and disclosure are expected to be pervasive; in particular, those related to the statement of comprehensive income or loss, and providing management-defined performance measures within the financial statements.

IFRS 7 & IFRS 9 is effective for annual periods beginning on or after 1 January 2026. Restatement is required under IAS 8 otherwise the cumulative effect is recognised in the opening balance of retained earnings and other equity components at the date of application. The amendments clarify IFRS 9 rules for derecognition, SPPI assessment (including ESG-linked features), and the treatment of renewable PPAs, while IFRS 7 introduces stronger disclosure requirements for contingent and ESG-linked terms to improve transparency.

Management is currently assessing the detailed implications of applying the new standard on the Group’s consolidated financial statements.